Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income tax benefit at federal statutory rate					$ (15,290)	$ (24,007)
Valuation allowance					18,559	29,232
Compensation expense					2,772	3,798
Acquisition related charges					485	260
Prior year true-up and carryback					(1,182)	(5,079)
State, net of federal tax benefit					(2,705)	(5,127)
Change in fair value of Convertible Debentures					(4,449)	1,752
Change in tax rates					2,155	(1,471)
Other					(346)	655
Total	$ 1	$ 0	$ 20	$ 0	$ (1)	$ 13